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               MORGAN STANLEY HIGH YIELD SECURITIES INC.
                     1221 Avenue of the Americas
                      New York, New York 10020



                                                     December 28, 2006



Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549


Re:  Morgan Stanley High Yield Securities Inc.
     File Numbers: 2-64782; 811-2932
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 20, 2006.


                                             Very truly yours,

                                             /s/ Alice J. Gerstel
                                             --------------------
                                             Alice J. Gerstel
                                             Assistant Secretary



Enclosures
cc:  Amy R. Doberman